Subsequent Events (Details) - USD ($)	12 Months Ended
	Aug. 31, 2022	Oct. 28, 2022	Jan. 24, 2022
Subsequent Events (Details) [Line Items]
Outstanding principal in excess amount	21,404,109,589
Purchase price (in Dollars)	$ 0.001168
Gross proceeds (in Dollars)	$ 25,000,000
Agreed shares issued		1,000,000
Class A Ordinary Shares [Member]
Subsequent Events (Details) [Line Items]
Shares per value (in Dollars per share)	$ 0.000001		$ 0.000001
Warrant purchase shares	0.5